FAIR VALUE MEASUREMENT (Table)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT
Summary of financial assets measured at fair value on a recurring basis

		Fair value disclosure or measurement at
		December 31, 2012 using
		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
	Fair value at	identical assets	inputs	inputs
	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Fair value disclosure
Cash and cash equivalents:
Cash equivalents
Term deposits	77,784	—	77,784	—

Short-term investments:
Held-to-maturity securities
Fixed-rate debt securities	26,259	—	26,259	—

Fair value measurement
Long-term investments:
Available-for-sale securities
Convertible redeemable preferred shares	5,125	—	—	5,125

Total assets measured at fair value	5,125	—	—	5,125

		Fair value disclosure or measurement at
		December 31, 2013 using
		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
	Fair value at	identical assets	inputs	inputs
	December 31, 2013	(Level 1)	(Level 2)	(Level 3)
Fair value disclosure
Cash and cash equivalents:
Cash equivalents
Term deposits	11,827	—	11,827	—
Adjustable-rate debt securities	4,326	—	4,326	—

Short-term investments:
Held-to-maturity securities
Fixed-rate debt securities	24,085	—	24,085	—
Adjustable-rate debt securities	33,490	—	33,490	—
Term deposits	70,629	—	70,629	—

Long-term investments:
Held-to-maturity securities
Adjustable-rate debt securities	8,262	—	8,262	—

Fair value measurement
Short-term investments:
Trading securities
Adjustable-rate debt securities	1,553	1,553	—	—
Long-term investments:
Available-for-sale securities
Convertible redeemable preferred shares	6,850	—	—	6,850

Total assets measured at fair value	8,403	1,553	—	6,850

Schedule of reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

	Fair Value Measurement Using
	Significant Unobservable Inputs
	(Level 3)
	2012	2013

Beginning balance	—	5,125
Total unrealized gains included in other comprehensive income	339	93
Purchase	4,786	1,632

Ending balance	5,125	6,850